Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sale Leaseback Transaction [Line Items]
Leased assets, carrying amount	$ 7,959	$ 113,621
Leased assets, cash consideration	6,284	95,526	0
Gain (loss) recognized in connection with sale-leaseback transaction	$ (1,675)	$ (18,095)
Purchaser-lessor lease payments period	18 years
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	1 year	2 years
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	18 years	4 years